Unaduited interim condensed consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Loss before taxes	€ (18,967)	€ (11,399)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization and depreciation	4,432	2,849
Interest income	(13)	(12)
Interest expense	718	431
Expected credit loss allowances on trade receivables and contract assets	1,674	462
Sharebased payment expenses	1,393	4,828
Real estate transfer tax expenses		1,200
Other non-cash items	(557)	(147)
Changes in operating assets and liabilities:
Inventories	(6,252)	(360)
Trade receivables and contract assets	(64)	(2,556)
Other assets	269	(244)
Trade payables	274	2,095
Other liabilities	2,457	946
Cash flow used in operating activities	(14,636)	(1,907)
Investing activities
Cash paid for investments in intangible assets	(3,965)	(3,116)
Cash paid for investments in property, plant and equipment	(3,072)	(840)
Grants received for investment in property, plant and equipment	390	341
Interest received	13	12
Cash flow used in investing activities	(6,634)	(3,603)
Financing activities
Cash paid for acquisition of non-wholly owned subsidiary	(75)
Cash received from loans	928	1,828
Cash repayments of loans	(1,260)	(896)
Cash repayments of lease liabilities	(1,619)	(649)
Interest paid	(399)	(431)
Cash flow used in financing activities	(2,425)	(148)
Changes in cash and cash equivalents	(23,695)	(5,658)
Cash and cash equivalents at the beginning of the period	41,095	9,222
Cash and cash equivalents at the end of the period	€ 17,400	€ 3,564